Inventory (Details) - Schedule of inventory - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventory Abstract
Raw Materials
Packaging	34,632	2,907
Finished goods	370,335	103,496
Total	$ 404,970	$ 106,403